LONG-TERM DEBT - Schedule of Components of Long-Term Notes Payable (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt	$ 20,950	$ 20,950
Less: Unamortized Exit Fee payment	(773)	(884)
Less: Unamortized warrant discount	(597)	(678)
Less: Unamortized debt issuance costs	(122)	(139)
Add: Unamortized costs – short-term in accrued expense and other liabilities	463	0
Total	19,921	19,249
First Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt	10,000	10,000
Second Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt	5,000	5,000
Third Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt	5,000	5,000
First Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt	600	600
Second Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt	300	300
Third Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt	$ 50	$ 50